Financial instruments - financial and other risks - Narrative (Details) $ in Millions	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) vessel
2021 $21.0 Million Credit Facility | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel		1
Borrowings	$ 17.5
Credit Agricole Credit Facility
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 21.0